UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Blended Style-U.S. Large Cap Portfolio

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS – 100.2%
The AllianceBernstein Pooling Portfolios - Equity – 100.2%
U.S. Large Cap Growth Portfolio	2,109,302	$22,232,040
U.S. Value Portfolio	2,791,514	22,304,196

		44,536,236

Total Investments – 100.2% (cost $41,028,288) (a)		44,536,236
Other assets less liabilities – (0.2)%		(77,300)

Net Assets – 100.0%		$44,458,936

(a)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,507,948 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $3,507,948.

AllianceBernstein Blended Style-U.S. Large Cap Portfolio

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$44,536,236	$—	$—	$44,536,236

AllianceBernstein Retirement Strategies

2000 Retirement Strategy

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.0%
The AllianceBernstein Pooling Portfolios - Fixed Income - 72.7%
High-Yield Portfolio	66,891	$666,905
Inflation Protected Securities Portfolio	428,965	4,705,742
Intermediate Duration Bond Portfolio	586,061	6,264,993
Short Duration Bond Portfolio	638,811	6,113,424
Volatility Management Portfolio (a)	507,589	5,218,017

		22,969,081

The AllianceBernstein Pooling Portfolios-Equity - 26.3%
Global Real Estate Investment Portfolio	231,995	2,150,593
International Growth Portfolio	100,672	887,923
International Value Portfolio	116,569	881,264
Small-Mid Cap Growth Portfolio	25,417	383,799
Small-Mid Cap Value Portfolio	35,495	381,214
U.S. Large Cap Growth Portfolio	172,620	1,819,419
U.S. Value Portfolio	227,663	1,819,024

		8,323,236

Total Investments - 99.0% (cost $27,777,504) (b)		31,292,317
Other assets less liabilities - 1.0%		323,450

Net Assets - 100.0%		$31,615,767

(a)	Non-income producing security.
(b)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,514,813 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $3,514,813.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the Strategy’s total exposure to subprime investments was 0.63% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2000 Retirement Strategy

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$31,292,317	$—	$—	$31,292,317

AllianceBernstein Retirement Strategies

2005 Retirement Strategy

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.7%
The AllianceBernstein Pooling Portfolios - Fixed Income - 66.8%
High-Yield Portfolio	181,620	$1,810,755
Inflation Protected Securities Portfolio	536,608	5,886,584
Intermediate Duration Bond Portfolio	607,254	6,491,550
Short Duration Bond Portfolio	425,735	4,074,287
Volatility Management Portfolio (a)	745,307	7,661,756

		25,924,932

The AllianceBernstein Pooling Portfolios - Equity - 33.9%
Global Real Estate Investment Portfolio	290,665	2,694,465
International Growth Portfolio	175,645	1,549,189
International Value Portfolio	203,320	1,537,102
Small-Mid Cap Growth Portfolio	44,602	673,481
Small-Mid Cap Value Portfolio	62,257	668,643
U.S. Large Cap Growth Portfolio	285,026	3,004,175
U.S. Value Portfolio	376,277	3,006,449

		13,133,504

Total Investments - 100.7% (cost $33,818,765) (b)		39,058,436
Other assets less liabilities - (0.7)%		(279,058)

Net Assets - 100.0%		$38,779,378

(a)	Non-income producing security.
(b)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,239,671 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $5,239,671.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the Strategy’s total exposure to subprime investments was 0.42% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2005 Retirement Strategy

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$39,058,436	$—	$—	$39,058,436

AllianceBernstein Retirement Strategies

2010 Retirement Strategy

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.9%
The AllianceBernstein Pooling Portfolios - Fixed Income - 57.1%
High-Yield Portfolio	1,164,425	$11,609,319
Inflation Protected Securities Portfolio	2,255,156	24,739,057
Intermediate Duration Bond Portfolio	2,340,507	25,020,022
Short Duration Bond Portfolio	244,276	2,337,720
Volatility Management Portfolio (a)	3,357,871	34,518,917

		98,225,035

The AllianceBernstein Pooling Portfolios - Equity - 43.8%
Global Real Estate Investment Portfolio	1,298,301	12,035,251
International Growth Portfolio	1,059,299	9,343,014
International Value Portfolio	1,225,068	9,261,514
Small-Mid Cap Growth Portfolio	289,653	4,373,755
Small-Mid Cap Value Portfolio	401,242	4,309,340
U.S. Large Cap Growth Portfolio	1,711,568	18,039,932
U.S. Value Portfolio	2,237,249	17,875,621

		75,238,427

Total Investments - 100.9% (cost $156,405,315) (b)		173,463,462
Other assets less liabilities - (0.9)%		(1,576,099)

Net Assets - 100.0%		$171,887,363

(a)	Non-income producing security.
(b)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,576,429 and gross unrealized depreciation of investments was $(518,282), resulting in net unrealized appreciation of $17,058,147.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the Strategy’s total exposure to subprime investments was 0.21% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2010 Retirement Strategy

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$173,463,462	$—	$—	$173,463,462

AllianceBernstein Retirement Strategies

2015 Retirement Strategy

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios - Equity - 50.9%
Global Real Estate Investment Portfolio	2,382,193	$22,082,925
International Growth Portfolio	2,343,750	20,671,874
International Value Portfolio	2,720,473	20,566,776
Small-Mid Cap Growth Portfolio	731,940	11,052,300
Small-Mid Cap Value Portfolio	1,022,863	10,985,550
U.S. Large Cap Growth Portfolio	3,669,947	38,681,244
U.S. Value Portfolio	4,852,803	38,773,891

		162,814,560

The AllianceBernstein Pooling Portfolios - Fixed Income - 49.4%
High-Yield Portfolio	2,253,623	22,468,621
Inflation Protected Securities Portfolio	2,878,708	31,579,429
Intermediate Duration Bond Portfolio	3,725,032	39,820,588
Volatility Management Portfolio (a)	6,250,822	64,258,456

		158,127,094

Total Investments - 100.3% (cost $293,589,353) (b)		320,941,654
Other assets less liabilities - (0.3)%		(855,858)

Net Assets - 100.0%		$320,085,796

(a)	Non-income producing security.
(b)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,721,900 and gross unrealized depreciation of investments was $(1,369,599), resulting in net unrealized appreciation of $27,352,301.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the Strategy’s total exposure to subprime investments was 0.16% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2015 Retirement Strategy

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$320,941,654	$—	$—	$320,941,654

AllianceBernstein Retirement Strategies

2020 Retirement Strategy

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Equity - 58.1%
Global Real Estate Investment Portfolio	3,059,005	$28,356,976
International Growth Portfolio	3,477,505	30,671,596
International Value Portfolio	4,030,138	30,467,844
Small-Mid Cap Growth Portfolio	1,177,385	17,778,506
Small-Mid Cap Value Portfolio	1,640,631	17,620,373
U.S. Large Cap Growth Portfolio	5,414,988	57,073,976
U.S. Value Portfolio	7,097,689	56,710,537

		238,679,808

The AllianceBernstein Pooling Portfolios - Fixed Income - 42.3%
High-Yield Portfolio	2,886,475	28,778,158
Inflation Protected Securities Portfolio	1,799,914	19,745,059
Intermediate Duration Bond Portfolio	3,997,233	42,730,424
Volatility Management Portfolio (a)	8,006,565	82,307,484

		173,561,125

Total Investments - 100.4% (cost $386,364,546) (b)		412,240,933
Other assets less liabilities - (0.4)%		(1,454,490)

Net Assets - 100.0%		$410,786,443

(a)	Non-income producing security.
(b)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,706,805 and gross unrealized depreciation of investments was $(5,830,418), resulting in net unrealized appreciation of $25,876,387.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the Strategy’s total exposure to subprime investments was 0.14% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2020 Retirement Strategy

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$412,240,933	$—	$—	$412,240,933

AllianceBernstein Retirement Strategies

2025 Retirement Strategy

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Equity - 67.2%
Global Real Estate Investment Portfolio	2,537,503	$23,522,653
International Growth Portfolio	3,387,495	29,877,706
International Value Portfolio	3,915,778	29,603,283
Small - Mid Cap Growth Portfolio	1,133,924	17,122,251
Small - Mid Cap Value Portfolio	1,576,684	16,933,589
U.S. Large Cap Growth Portfolio	5,198,360	54,790,714
U.S. Value Portfolio	6,819,961	54,491,487

		226,341,683

The AllianceBernstein Pooling Portfolios - Fixed Income - 33.2%
High - Yield Portfolio	2,378,535	23,713,992
Inflation Protected Securities Portfolio	185,392	2,033,748
Intermediate Duration Bond Portfolio	2,378,909	25,430,540
Volatility Management Portfolio (a)	5,880,857	60,455,213

		111,633,493

Total Investments - 100.4% (cost $320,251,817) (b)		337,975,176
Other assets less liabilities - (0.4)%		(1,452,025)

Net Assets - 100.0%		$336,523,151

(a)	Non-income producing security.
(b)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,026,962 and gross unrealized depreciation of investments was $(7,303,603), resulting in net unrealized appreciation of $17,723,359.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the Strategy’s total exposure to subprime investments was 0.11% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2025 Retirement Strategy

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$337,975,176	$—	$—	$337,975,176

AllianceBernstein Retirement Strategies

2030 Retirement Strategy

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Equity - 76.4%
Global Real Estate Investment Portfolio	1,692,407	$15,688,612
International Growth Portfolio	3,562,802	31,423,914
International Value Portfolio	4,108,583	31,060,888
Small-Mid Cap Growth Portfolio	1,203,376	18,170,980
Small-Mid Cap Value Portfolio	1,674,021	17,978,989
U.S. Large Cap Growth Portfolio	5,390,887	56,819,946
U.S. Value Portfolio	7,049,183	56,322,975

		227,466,304

The AllianceBernstein Pooling Portfolios - Fixed Income - 24.0%
High-Yield Portfolio	1,586,331	15,815,723
Intermediate Duration Bond Portfolio	1,491,434	15,943,423
Volatility Management Portfolio (a)	3,860,312	39,684,008

		71,443,154

Total Investments - 100.4% (cost $283,041,823) (b)		298,909,458
Other assets less liabilities - (0.4)%		(1,116,264)

Net Assets - 100.0%		$297,793,194

(a)	Non-income producing security.
(b)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,748,061 and gross unrealized depreciation of investments was $(5,880,426), resulting in net unrealized appreciation of $15,867,635.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the Strategy’s total exposure to subprime investments was 0.08% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2030 Retirement Strategy

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$298,909,458	$—	$—	$298,909,458

AllianceBernstein Retirement Strategies

2035 Retirement Strategy

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Equity - 84.1%
Global Real Estate Investment Portfolio	1,068,427	$9,904,316
International Growth Portfolio	2,632,114	23,215,242
International Value Portfolio	3,040,620	22,987,091
Small-Mid Cap Growth Portfolio	916,808	13,843,799
Small-Mid Cap Value Portfolio	1,271,756	13,658,660
U.S. Large Cap Growth Portfolio	4,009,672	42,261,942
U.S. Value Portfolio	5,246,272	41,917,715

		167,788,765

The AllianceBernstein Pooling Portfolios - Fixed Income - 16.3%
High-Yield Portfolio	150,658	1,502,056
Intermediate Duration Bond Portfolio	949,329	10,148,328
Volatility Management Portfolio (a)	2,024,021	20,806,940

		32,457,324

Total Investments - 100.4% (cost $190,492,425) (b)		200,246,089
Other assets less liabilities - (0.4)%		(749,628)

Net Assets - 100.0%		$199,496,461

(a)	Non-income producing security.
(b)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,673,430 and gross unrealized depreciation of investments was $(2,919,766), resulting in net unrealized appreciation of $9,753,664.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the Strategy’s total exposure to subprime investments was 0.05% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2035 Retirement Strategy

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$200,246,089	$—	$—	$200,246,089

AllianceBernstein Retirement Strategies

2040 Retirement Strategy

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios - Equity - 89.5%
Global Real Estate Investment Portfolio	943,106	$8,742,589
International Growth Portfolio	2,492,276	21,981,876
International Value Portfolio	2,888,397	21,836,279
Small-Mid Cap Growth Portfolio	854,199	12,898,412
Small-Mid Cap Value Portfolio	1,182,889	12,704,231
U.S. Large Cap Growth Portfolio	3,826,813	40,334,613
U.S. Value Portfolio	5,002,459	39,969,645

		158,467,645

The AllianceBernstein Pooling Portfolios - Fixed Income - 10.8%
Intermediate Duration Bond Portfolio	834,422	8,919,970
Volatility Management Portfolio (a)	995,687	10,235,662

		19,155,632

Total Investments - 100.3% (cost $166,719,485) (b)		177,623,277
Other assets less liabilities - (0.3)%		(519,271)

Net Assets - 100.0%		$177,104,006

(a)	Non-income producing security.
(b)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,684,097 and gross unrealized depreciation of investments was $(1,780,305), resulting in net unrealized appreciation of $10,903,792.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the Strategy’s total exposure to subprime investments was 0.05% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2040 Retirement Strategy

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$177,623,277	$—	$—	$177,623,277

AllianceBernstein Retirement Strategies

2045 Retirement Strategy

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Equity - 94.6%
Global Real Estate Investment Portfolio	622,005	$5,765,987
International Growth Portfolio	1,731,831	15,274,748
International Value Portfolio	2,007,094	15,173,633
Small-Mid Cap Growth Portfolio	596,744	9,010,830
Small-Mid Cap Value Portfolio	825,611	8,867,063
U.S. Large Cap Growth Portfolio	2,652,327	27,955,529
U.S. Value Portfolio	3,473,795	27,755,617

		109,803,407

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.8%
Intermediate Duration Bond Portfolio	552,668	5,908,026
Volatility Management Portfolio (a)	84,870	872,458

		6,780,484

Total Investments - 100.4% (cost $109,289,432) (b)		116,583,891
Other assets less liabilities - (0.4)%		(440,531)

Net Assets - 100.0%		$116,143,360

(a)	Non-income producing security.
(b)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,205,291 and gross unrealized depreciation of investments was $(910,832), resulting in net unrealized appreciation of $7,294,459.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the Strategy’s total exposure to subprime investments was 0.05% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2045 Retirement Strategy

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$116,583,891	$—	$—	$116,583,891

AllianceBernstein Retirement Strategies

2050 Retirement Strategy

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 95.0%
Global Real Estate Investment Portfolio	103,564	$960,039
International Growth Portfolio	290,448	2,561,751
International Value Portfolio	335,544	2,536,717
Small-Mid Cap Growth Portfolio	99,094	1,496,329
Small-Mid Cap Value Portfolio	137,886	1,480,892
U.S. Large Cap Growth Portfolio	442,172	4,660,491
U.S. Value Portfolio	581,862	4,649,075

		18,345,294

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.1%
Intermediate Duration Bond Portfolio	91,130	974,176

Total Investments - 100.1% (cost $15,775,156) (a)		19,319,470
Other assets less liabilities - (0.1)%		(13,755)

Net Assets - 100.0%		$19,305,715

(a)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,544,314 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $3,544,314.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the Strategy’s total exposure to subprime investments was 0.05% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2050 Retirement Strategy

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$19,319,470	$—	$—	$19,319,470

AllianceBernstein Retirement Strategies

2055 Retirement Strategy

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios - Equity - 95.2%
Global Real Estate Investment Portfolio	22,968	$212,912
International Growth Portfolio	64,411	568,101
International Value Portfolio	74,642	564,297
Small-Mid Cap Growth Portfolio	21,392	323,019
Small-Mid Cap Value Portfolio	29,823	320,295
U.S. Large Cap Growth Portfolio	96,868	1,020,991
U.S. Value Portfolio	128,048	1,023,108

		4,032,723

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.1%
Intermediate Duration Bond Portfolio	20,298	216,982

Total Investments - 100.3% (cost $3,727,114) (a)		4,249,705
Other assets less liabilities - (0.3)%		(12,986)

Net Assets - 100.0%		$4,236,719

(a)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $522,591 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $522,591.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the Strategy’s total exposure to subprime investments was 0.05% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2055 Retirement Strategy

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,249,705	$—	$—	$4,249,705

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	January 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	January 21, 2011